UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-9091

Strong Life Stage Series, Inc., on behalf of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO


Shares            Security Name                                                                                        Value
Investment Companies - 98.86%

Affiliated Bond Funds - 19.69%
         117,688  Strong Government Securities Fund Investor Class                                             $         1,249,848
         144,849  Strong Short-Term Bond Fund Investor Class                                                             1,248,596
         272,343  Strong Ultra Short-Term Income Fund Investor Class                                                     2,497,384

                                                                                                                         4,995,828
                                                                                                              --------------------

Affiliated Stock Funds - 79.17%
         283,978  Strong Advisor Common Stock Fund Class Z+                                                              6,332,707
         138,558  Strong Advisor U.S. Value Fund Class K                                                                 2,516,208
         493,424  Strong Endeavor Fund Investor Class+                                                                   5,008,250
         183,769  Strong Growth and Income Fund Class K                                                                  3,734,195
         188,673  Strong Overseas Fund Investor Class                                                                    2,499,915

                                                                                                                        20,091,275
                                                                                                              --------------------

Total Investment Companies (Cost $20,962,484)                                                                           25,087,103
                                                                                                              --------------------

Total Investments in Securities
(Cost $20,962,484)                                        98.86%                                               $        25,087,103

Other Assets and Liabilities, Net                          1.14                                                            289,563
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        25,376,666
                                                       -------                                                --------------------

+   Non-income earning securities.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO


Shares            Security Name                                                                                        Value
Investment Companies - 98.67%

Affiliated Bond Funds - 59.09%
         243,963  Strong Government Securities Fund Investor Class                                             $         2,590,882
         299,911  Strong Short-Term Bond Fund Investor Class                                                             2,585,231
         562,582  Strong Ultra Short-Term Income Fund Investor Class                                                     5,158,874

                                                                                                                        10,334,987
                                                                                                              --------------------

Affiliated Stock Funds - 39.58%
          77,719  Strong Advisor Common Stock Fund Class Z+                                                              1,733,123
          47,546  Strong Advisor U.S. Value Fund Class K                                                                   863,437
         171,439  Strong Endeavor Fund Investor Class+                                                                   1,740,107
          84,785  Strong Growth and Income Fund Class K                                                                  1,722,839
          65,107  Strong Overseas Fund Investor Class                                                                      862,671

                                                                                                                         6,922,177
                                                                                                              --------------------

Total Investment Companies (Cost $15,949,889)                                                                           17,257,164
                                                                                                              --------------------

Total Investments in Securities
(Cost $15,949,889)                                        98.67%                                               $        17,257,164

Other Assets and Liabilities, Net                          1.33                                                            232,415
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        17,489,579
                                                       -------                                                --------------------

+   Non-income earning securities.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO


Shares            Security Name                                                                                        Value
Investment Companies - 98.98%

Affiliated Bond Funds - 39.38%
         391,105  Strong Government Securities Fund Investor Class                                             $         4,153,531
         481,499  Strong Short-Term Bond Fund Investor Class                                                             4,150,525
         903,214  Strong Ultra Short-Term Income Fund Investor Class                                                     8,282,475

                                                                                                                        16,586,531
                                                                                                              --------------------

Affiliated Stock Funds - 59.60%
         379,051  Strong Advisor Common Stock Fund Class Z+                                                              8,452,847
         231,027  Strong Advisor U.S. Value Fund Class K                                                                 4,195,445
         615,078  Strong Endeavor Fund Investor Class+                                                                   6,243,046
         203,628  Strong Growth and Income Fund Class K                                                                  4,137,720
         156,796  Strong Overseas Fund Investor Class                                                                    2,077,543

                                                                                                                        25,106,601
                                                                                                              --------------------

Total Investment Companies (Cost $36,596,387)                                                                           41,693,132
                                                                                                              --------------------

Total Investments in Securities
(Cost $36,596,387)                                        98.98%                                               $        41,693,132

Other Assets and Liabilities, Net                          1.02                                                            428,502
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        42,121,634
                                                       -------                                                --------------------

+   Non-income earning securities.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Life Stage Series, Inc., on behalf of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005